PROPERTY AND EQUIPMENT - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 3,747				$ 3,380
Less accumulated depreciation and amortization		(3,190)				(3,158)
Total	$ 561	557	$ 580	$ 297	$ 270	222	$ 173	$ 201	$ 239
Laboratory equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		2,817				2,415
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		425				425
Computer hardware and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		327				305
Office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		36				93
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 142				$ 142